OPERATING COSTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING COSTS
Supply	R$ (1,670,691)	R$ (682,892)	R$ (1,523,390)
Proinfa			(3,072,874)
Commercialization in the CCEE	(466,806)	(637,313)	(1,156,187)
Others	(24,821)	(239,328)	(403,112)
Total	(2,162,318)	(1,559,533)	(6,155,563)
Electric grid usage charges	(1,593,223)	(1,482,125)	(1,372,439)
Fuel for produce electricity	(2,107,161)	(1,184,948)	(961,664)
Construction	(915,117)	(1,310,457)	(970,283)
OPERATING COSTS	R$ (6,777,819)	R$ (5,537,063)	R$ (9,459,949)